Income Taxes - Changes in Net Income Taxes (Payable) Refundable (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Income Tax Receivable (Payable) [Roll Forward]
Balance - January 1	$ 72.2		$ 51.4
Amounts recorded in the consolidated statements of earnings	(177.7)		(149.2)
Payments made during the year	178.9		229.9
Acquisitions of subsidiaries (note 23)	6.7		7.3
Assets held for sale (note 23)	(17.1)		0.0
Liabilities associated with assets held for sale (note 23)	29.6		0.0
Deconsolidation of subsidiary (note 23)	0.0		(71.3)
Foreign exchange effect and other	(2.0)		4.1
Balance - December 31	$ 90.6	$ 90.6	$ 72.2